Net loss per share	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Loss per Share
Net loss per share

Note 13 - Net loss per share

Basic net loss per share is computed by dividing net loss for the period by the weighted average number of common shares outstanding during the six months ended June 30 each year. Diluted net loss per share is computed by dividing net loss for the year by the weighted average number of shares of common stock and potentially dilutive common stock outstanding during six months ended June 30 each year. The dilutive effect of outstanding options and equity incentive awards is reflected in diluted net loss per share by application of the treasury stock method. The calculation of diluted net loss per share excludes all anti-dilutive common shares.

For the six months ended June 30, 2025 and 2024, the effects of the conversion of the convertible shareholder loans and stock options would have been antidilutive and, as a consequence, they were not factored into the calculation of diluted earnings per share.

In 2025, prior to the Company’s IPO, the nominal value of the Company’s ordinary shares was adjusted from GBP 0.001 to GBP 0.002 per share. As a result of this adjustment, the total number of issued ordinary shares was reduced from 50,000,088 to 25,000,044, with no change in the aggregate nominal value of issued share capital. This change was effected to align the share capital structure with the requirements of the public listing and had no impact on the Company’s total equity. As such the EPS number of shares for 2024 has been restated.

REDCLOUD HOLDINGS PLC NOTES TO THE UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS UNAUDITED FOR THE SIX MONTHS ENDED JUNE 30, 2025, AND AUDITED 2024

	June 30,	June 30,
	2025	2024
Numerator:
Net loss - basic and diluted	$(26,544,958)	$(23,888,403)

Denominator:
Weighted average shares outstanding - basic and diluted	35,745,864	23,566,694

Net loss per share - basic and diluted	$(0.74)	$(1.01)

The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive as the Company has a net loss for each six months period ended:

Note 13 - Net loss per share (continued)

Activity	Number of Options	Weighted Avg. Exercise Price	Grant Date Fair Value	Intrinsic Value	Weighted Avg. Remaining Life
Outstanding options at Dec 31, 2022	1,456,125	0.001	$1,001,265	$998,559	8.9
Forfeited	(349,042)	0.001	(149,405)	(148,861)	8.5
Outstanding options at Dec 31, 2023	1,107,084	0.001	851,860	849,698	7.9
Granted	1,885,625	1.179	7,590,933	4,874,513	10.0
Forfeited	(186,875)	0.001	(76,219)	(76,025)	7.4
Regranted	476,875	0.169	2,125,883	1,924,636	10.0
Cancelled	(610,625)	0.001	(496,805)	(495,611)	7.2
Outstanding options at Dec 31, 2024	2,672,084		$9,995,653	$7,077,209
Granted	-	-	-	-	-
Forfeited	-	-	-	-	-
Regranted	-	-	-	-	-
Cancelled	-	-	-	-	-
Outstanding options at June 30, 2025	2,672,084		$9,995,653	$7,077,209

REDCLOUD HOLDINGS PLC NOTES TO THE UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS UNAUDITED FOR THE SIX MONTHS ENDED JUNE 30, 2025, AND AUDITED 2024

Note 14 - Net loss per share

Basic net loss per share is computed by dividing net loss for the period by the weighted average number of common stock outstanding during the year. Diluted net loss per share is computed by dividing net loss for the year by the weighted average number of shares of common stock and potentially dilutive instruments outstanding during the year. The dilutive effect of outstanding options and equity incentive awards is reflected in diluted net loss per share by application of the treasury stock method. The calculation of diluted net loss per share excludes all anti-dilutive instruments.

For the years ended December 31, 2024 and 2023, the effects of the conversion of the convertible shareholder loans and stock options would have been antidilutive and, as a consequence, they were not factored into the calculation of diluted earnings per share.

	2024	2023
Numerator:
Net loss - basic and diluted	$(50,715,696)	$(32,385,895)

Denominator:
Weighted average shares outstanding - basic and diluted	24,297,063	19,172,619

Net loss per share - basic and diluted	$(2.09)	$(1.69)

See Note 17 - Subsequent events that discusses the Company’s issuance of a convertible loan debt agreement in March 2024 that the holder has the option of converting the loan into common shares of the Company, as well as discussion of common shares issued pro rata from additional paid-in capital to existing shareholders in March 2024.